LOSS PER SHARE	12 Months Ended
Jun. 30, 2024
LOSS PER SHARE [Abstract]
LOSS PER SHARE
16.	LOSS PER SHARE

	2024 US$	2023 US$	2022 US$
Basic loss per share	(0.10)	(0.11)	(0.16)
Diluted loss per share	(0.10)	(0.11)	(0.16)

The following reflects the income and share data used in the calculations of basic earnings per share:

	2024 US$	2023 US$	2022 US$
Net loss	(21,843,646)	(17,444,754)	(21,521,237)
Net loss used in calculating basic and dilutive earnings per share	(21,843,646)	(17,444,754)	(21,521,237)

	Number of Ordinary Shares 2024	Number of Ordinary Shares 2023	Number of Ordinary Shares 2022
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	217,842,947	168,029,357	134,609,413

(a)	Anti-Dilutive Securities

As at June 30, 2024, 11,749,372 Unlisted Options, 27,469,335 Performance Rights, 4,377,034 Restricted Stock Units and 39,600,000 Performance Shares, which together represent 83,195,741 potential Ordinary Shares (2023: 92,581,743), were not included in the calculation of diluted loss per share because they are considered anti-dilutive as they would decrease the loss per share for the years presented.

(b)	Conversions, Calls, Subscriptions or Issues after June 30, 2024
Subsequent to June 30, 2024, the Company has:
•	issued 3,701,630 ordinary shares pursuant to a placement of ordinary shares; and
•	issued 25,000 ordinary shares pursuant to the exercise of unlisted options.

Other than as above, there have been no other conversions to, calls of, or subscriptions for Ordinary Shares or issues of potential Ordinary Shares since the reporting date and before the completion of this financial report.